Summary of significant accounting policies (Details 4) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Number of weighted average shares used in the basic and diluted EPS calculations
Weighted average number of common shares outstanding during the period - Basic EPS		538.5	[1]	527.0	[1]	497.8	[1]
Dilutive common stock equivalents:
Outstanding stock options, SSRs, restricted stock units, and executive deferred compensation units		5.5	[2]	5.2	[2]	5.8	[2]
Weighted average number of common shares outstanding during the period - Diluted EPS		544.0		532.2		503.6
Earnings per share (reflecting the two-for-one stock split effective June 8, 2010) (Textuals)
Share issued in common stock offering	52.9			52.9
Repurchase of treasury shares		26.9
Antidilutive shares excluded from basic and diluted EPS calculations		2.8		1.6		0.8

[1]	The increase in the weighted average number of common shares outstanding for the year ended December 31, 2010 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009, partially offset by the repurchase of 26.9 million treasury shares during the year ended December 31, 2010. The increase in the weighted average number of common shares outstanding for the year ended December 31, 2009 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009.
[2]	Excludes awards of 2.8 million, 1.6 million, and 0.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. These were excluded because their effect was anti-dilutive.